Schedule of Investments (unaudited)	iShares® California Muni Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Municipal Debt Obligations

California — 98.7%
Acalanes Union High School District GO
Series A, 0.00%, 08/01/39 (Call 08/01/29)(a)	$200	$231,100
Series B, 0.00%, 08/01/46 (PR 08/01/21)(a)	5,230	870,894
Alameda Corridor Transportation Authority RB
Series A, 5.00%, 10/01/26 (Call 10/01/23)	300	331,805
series B, 4.00%, 10/01/35 (Call 10/01/26) (AGM)	255	287,428
Series B, 5.00%, 10/01/35 (Call 10/01/26)	2,000	2,366,527
Series B, 5.00%, 10/01/36 (Call 10/01/26)	2,000	2,362,238
Series B, 5.00%, 10/01/36 (Call 10/01/26) (AGM)	600	723,720
Alameda County Transportation Commission RB, 4.00%, 03/01/22	615	633,130
Allan Hancock Joint Community College District/CA GO, Series C, 0.00%, 08/01/47 (Call 08/01/40)(a)	1,295	1,146,589
Alvord Unified School District GO, Series B, 0.00%, 08/01/43 (AGM)(a)	2,500	1,472,964
Anaheim Housing & Public Improvements Authority RB
5.00%, 10/01/35 (PR 10/01/21)	500	508,059
5.00%, 10/01/41 (PR 10/01/21)	1,000	1,016,117
Series A, 5.00%, 10/01/50 (Call 10/01/25)	200	234,703
Series C, 5.00%, 10/01/45 (Call 10/01/25)	1,500	1,760,272
Bay Area Toll Authority RB
4.00%, 04/01/29 (Call 04/01/27)	500	590,038
4.00%, 04/01/33 (Call 04/01/27)	1,200	1,408,146
4.00%, 04/01/37 (Call 04/01/27)	2,000	2,330,846
4.00%, 04/01/42 (Call 04/01/27)	1,270	1,467,644
4.00%, 04/01/47 (Call 04/01/27)	3,500	4,019,074
4.00%, 04/01/49 (Call 04/01/27)	3,455	3,961,305
5.00%, 04/01/28	400	507,481
VRDN,2.00%, 04/01/53 (Put 10/01/23)(b)(c)	1,955	2,026,989
VRDN,2.13%, 04/01/53 (Put 10/01/24)(b)(c)	1,200	1,262,920
Series A, VRDN,2.95%, 04/01/47 (Put 10/01/25)(b)(c)	750	824,049
Series B, VRDN,2.85%, 04/01/47 (Put 10/01/24)(b)(c)	750	811,135
Series C, VRDN,2.10%, 04/01/45 (Put 10/01/21)(b)(c)	1,050	1,056,763
Series F-1, 5.00%, 04/01/27 (PR 04/01/22)	1,000	1,041,012
Series F-1, 5.00%, 04/01/28 (PR 04/01/22)	1,200	1,249,215
Series F-1, 5.00%, 04/01/31 (PR 04/01/22)	1,360	1,415,777
Series F-1, 5.00%, 04/01/54 (PR 04/01/24)	8,150	9,258,581
Series F-1, 5.00%, 04/01/56 (PR 04/01/27)	1,405	1,757,765
Series S-4, 5.00%, 04/01/32 (PR 04/01/23)	500	544,892
Series S-4, 5.00%, 04/01/38 (PR 04/01/23)	595	648,422
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	4,750	5,176,478
Series S-4, 5.25%, 04/01/48 (PR 04/01/23)	250	273,589
Series S-4, 5.25%, 04/01/53 (PR 04/01/23)	1,000	1,094,356
Series S-6, 5.00%, 10/01/54 (PR 10/01/24)	2,835	3,279,301
Series S-8, 3.00%, 04/01/54 (Call 10/01/29)	620	654,440
Series S-8, 5.00%, 04/01/56 (Call 10/01/29)	2,000	2,450,630
VRDN, VRDN,0.02%, 04/01/47 (Put 06/01/21)(b)(c)	2,200	2,200,000
Bay Area Water Supply & Conservation Agency RB, Series A, 5.00%, 10/01/34 (Call 04/01/23)	1,350	1,461,381
California Educational Facilities Authority RB
5.00%, 04/01/45 (Call 04/01/25)	1,000	1,149,673
5.00%, 10/01/49 (Call 04/01/26)	250	295,260
5.25%, 04/01/40.	175	265,743
Series A, 5.00%, 10/01/53 (Call 10/01/28)	1,120	1,361,698
Series T-1, 5.00%, 03/15/39	700	1,026,065
Series U-3, 5.00%, 06/01/43	2,360	3,566,563
Series U-6, 5.00%, 05/01/45	5,010	7,670,687
Series U-7, 5.00%, 06/01/46	2,650	4,094,299
	Par
Security	(000)	Value

California (continued)
Series V-1, 5.00%, 05/01/29	$500	$660,744
Series V-1, 5.00%, 05/01/49	4,260	6,729,496
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/21	4,455	4,527,527
5.00%, 10/01/22	1,500	1,597,966
5.00%, 10/01/23	375	417,103
5.00%, 10/01/26 (Call 04/01/26)	3,240	3,940,632
5.00%, 10/01/28 (Call 04/01/28)	500	641,993
5.00%, 05/15/42 (Call 05/15/28)	1,000	1,229,493
5.00%, 10/01/43 (Call 04/01/28)	2,000	2,495,619
5.00%, 10/01/48 (Call 04/01/28)	125	156,091
5.00%, 08/01/49 (Call 08/01/29)	3,125	3,913,006
Series A, 4.00%, 10/01/45 (PR 10/01/26)	500	592,515
Series A, 5.00%, 07/01/23 (ETM) (AGM)	250	275,399
Series A, 5.00%, 07/01/25 (ETM) (FGIC)	300	356,335
Series A, 5.00%, 07/01/29 (PR 01/01/28) (FGIC)	810	1,028,944
Series A, 5.00%, 07/01/33 (PR 01/01/28) (AMBAC)	1,370	1,744,170
Series A, 5.00%, 07/01/36 (PR 01/01/28) (AMBAC)	740	942,106
Series A, 5.00%, 10/01/41 (PR 10/01/26)	700	866,318
California Municipal Finance Authority RB
5.00%, 01/01/48 (PR 01/01/28)	1,000	1,262,120
Series A, 5.00%, 06/01/42 (Call 06/01/27)	500	604,736
California School Facilities Financing Authority RB, 0.00%, 08/01/49 (AGM)(a)	2,100	692,292
California State Public Works Board RB
5.00%, 06/01/26 (Call 06/01/22)	625	655,388
Series A, 5.00%, 09/01/22	575	610,004
Series A, 5.00%, 04/01/23 (Call 04/01/22)	1,000	1,040,086
Series A, 5.00%, 04/01/24 (Call 04/01/22)	1,350	1,404,864
Series A, 5.00%, 04/01/26 (Call 04/01/22)	1,450	1,508,679
Series A, 5.00%, 09/01/26 (Call 09/01/24)	1,350	1,547,133
Series A, 5.00%, 09/01/27 (Call 09/01/24)	1,075	1,230,850
Series A, 5.00%, 09/01/28 (Call 09/01/24)	1,265	1,447,073
Series A, 5.00%, 09/01/29 (Call 09/01/24)	2,205	2,521,599
Series A, 5.00%, 04/01/30 (Call 04/01/22)	1,500	1,559,930
Series A, 5.00%, 04/01/32 (Call 04/01/22)	405	421,042
Series A, 5.00%, 09/01/32 (Call 09/01/24)	1,000	1,141,494
Series A, 5.00%, 04/01/34 (Call 04/01/22)	510	529,983
Series A, 5.00%, 09/01/34 (Call 09/01/24)	1,000	1,140,105
Series A, 5.00%, 04/01/37 (Call 04/01/22)	1,000	1,038,925
Series A, 5.00%, 03/01/38 (Call 03/01/23)	695	750,292
Series A, 5.50%, 11/01/33 (Call 11/01/23)	2,400	2,695,003
Series B, 5.00%, 10/01/21	1,000	1,016,178
Series B, 5.00%, 10/01/23	180	199,986
Series B, 5.00%, 10/01/25	1,000	1,195,628
Series B, 5.00%, 10/01/27	340	428,920
Series B, 5.00%, 10/01/29 (Call 10/01/27)	250	313,870
Series B, 5.00%, 10/01/39 (Call 10/01/24)	2,000	2,280,159
Series C, 5.00%, 11/01/21	425	433,609
Series C,5.00%,11/01/24	1,155	1,338,589
Series C, 5.00%, 11/01/27	850	1,074,551
Series C, 5.00%, 11/01/29	1,530	2,018,938
Series C, 5.00%, 11/01/34 (Call 11/01/26)	1,575	1,931,061
Series D, 5.00%, 06/01/25	350	413,781
Series D, 5.00%, 06/01/27 (Call 06/01/23)	340	372,045
Series D, 5.00%, 12/01/27 (Call 06/01/22)	975	998,495
Series D, 5.00%, 12/01/31 (Call 12/01/21)	1,000	1,024,097
Series E, 5.00%, 09/01/21	510	516,171
Series E, 5.00%, 06/01/28 (Call 06/01/23)	895	978,975
Series F, 5.00%, 05/01/22	940	982,033

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
Series F, 5.00%, 05/01/23	$795	$868,156
Series F, 5.00%, 05/01/25	300	353,673
Series F, 5.00%, 05/01/27 (Call 05/01/25)	930	1,094,003
Series F, 5.00%, 05/01/28 (Call 05/01/25)	350	411,423
Series G, 5.00%, 11/01/23 (Call 11/01/22)	250	267,078
Series G, 5.00%, 11/01/26 (Call 11/01/22)	270	288,325
Series G, 5.00%, 11/01/27 (Call 11/01/22)	670	715,374
Series G, 5.00%, 11/01/30 (Call 11/01/22)	1,040	1,109,971
Series G, 5.00%, 12/01/31 (PR 12/01/21)	500	512,303
Series G, 5.00%, 11/01/37 (Call 11/01/22)	1,350	1,439,035
Series I, 5.00%, 11/01/24 (Call 11/01/23)	1,275	1,419,689
Series I, 5.00%, 11/01/25 (Call 11/01/23)	1,990	2,215,317
Series I, 5.00%, 11/01/38 (Call 11/01/23)	2,270	2,517,130
Series I, 5.25%, 11/01/27 (Call 11/01/23)	960	1,073,475
Series I, 5.50%, 11/01/31 (Call 11/01/23)	1,615	1,816,015
California State University RB
Series A, 4.00%, 11/01/28 (PR 11/01/22)	200	211,076
Series A, 4.00%, 11/01/35 (Call 05/01/26)	670	765,071
Series A, 4.00%, 11/01/37 (Call 05/01/26)	2,455	2,796,414
Series A, 4.00%, 11/01/38 (Call 05/01/26)	500	568,698
Series A, 4.00%, 11/01/43 (Call 11/01/25)	200	224,081
Series A, 4.00%, 11/01/45 (Call 05/01/26)	935	1,056,365
Series A, 5.00%, 11/01/22	3,145	3,364,032
Series A, 5.00%, 11/01/23	665	742,177
Series A, 5.00%, 11/01/24 (Call 11/01/23)	1,575	1,758,599
Series A, 5.00%, 11/01/24 (PR 11/01/21)	750	765,321
Series A, 5.00%, 11/01/26 (Call 11/01/24)	385	446,196
Series A, 5.00%, 11/01/26 (PR 11/01/24)	15	17,382
Series A, 5.00%, 11/01/27 (Call 11/01/24)	395	457,493
Series A, 5.00%, 11/01/27 (Call 05/01/26)	2,075	2,516,867
Series A, 5.00%, 11/01/27 (PR 11/01/22)	2,015	2,155,061
Series A, 5.00%, 11/01/27 (PR 11/01/24)	5	5,794
Series A, 5.00%, 11/01/29 (Call 11/01/24)	195	225,419
Series A, 5.00%, 11/01/29 (Call 05/01/26)	1,015	1,226,760
Series A, 5.00%, 11/01/29 (PR 11/01/24)	5	5,794
Series A, 5.00%, 11/01/30 (Call 11/01/24)	495	571,851
Series A, 5.00%, 11/01/30 (Call 05/01/27)	520	643,332
Series A, 5.00%, 11/01/30 (PR 11/01/24)	10	11,588
Series A, 5.00%, 11/01/31 (Call 11/01/25)	2,500	2,971,984
Series A, 5.00%, 11/01/31 (Call 05/01/27)	500	618,538
Series A, 5.00%, 11/01/32 (Call 11/01/24)	1,960	2,259,243
Series A, 5.00%, 11/01/32 (Call 05/01/26)	1,500	1,810,523
Series A, 5.00%, 11/01/32 (PR 11/01/24)	40	46,351
Series A, 5.00%, 11/01/33 (Call 11/01/24)	1,470	1,693,892
Series A, 5.00%, 11/01/33 (Call 11/01/25)	500	593,437
Series A, 5.00%, 11/01/33 (PR 11/01/24)	30	34,763
Series A, 5.00%, 11/01/35 (Call 11/01/25)	2,780	3,295,511
Series A, 5.00%, 11/01/35 (Call 05/01/27)	450	555,410
Series A, 5.00%, 11/01/36 (Call 05/01/27)	485	596,778
Series A, 5.00%, 11/01/37 (Call 05/01/27)	1,780	2,191,780
Series A, 5.00%, 11/01/37 (PR 11/01/21)	2,785	2,841,453
Series A, 5.00%, 11/01/37 (PR 11/01/22)	325	347,591
Series A, 5.00%, 11/01/38 (Call 11/01/25)	1,330	1,574,720
Series A, 5.00%, 11/01/39 (Call 11/01/24)	465	533,945
Series A, 5.00%, 11/01/39 (Call 11/01/29)	1,515	1,970,531
Series A, 5.00%, 11/01/39 (PR 11/01/24)	35	40,557
Series A, 5.00%, 11/01/41 (Call 05/01/26)	650	781,422
Series A, 5.00%, 11/01/43 (Call 11/01/25)	1,665	1,967,383
Series A, 5.00%, 11/01/43 (Call 11/01/28)	1,000	1,260,575
Series A, 5.00%, 11/01/44 (Call 11/01/24)	1,195	1,367,813
	Par
Security	(000)	Value

California (continued)
Series A, 5.00%, 11/01/44 (PR 11/01/24)	$95	$110,083
Series A, 5.00%, 11/01/45 (Call 05/01/26)	760	912,037
Series A, 5.00%, 11/01/47 (Call 11/01/25)	1,300	1,529,290
Series A, 5.00%, 11/01/47 (Call 05/01/27)	605	746,223
Series A, 5.00%, 11/01/48 (Call 11/01/28)	4,050	5,073,914
Series B-2, VRDN,4.00%, 11/01/49 (Put 07/01/21)(b)(c)	200	200,507
Series B-3, VRDN,4.00%, 11/01/51 (Put 05/01/23)(b)(c)	3,245	3,474,511
Series C, 4.00%, 11/01/45 (Call 11/01/30)	3,000	3,590,129
Serise A, 5.00%, 11/01/22	100	106,964
California Statewide Communities Development Authority RB, 5.00%, 05/15/40 (Call 05/15/26)	250	289,671
Campbell Union High School District GO, Series B, 4.00%, 08/01/38 (Call 08/01/26)	2,000	2,279,556
Centinela Valley Union High School District GO, Series B, 4.00%, 08/01/50 (Call 08/01/26) (AGM)	300	332,617
Cerritos Community College District GO
Series A, 4.00%, 08/01/44 (Call 08/01/24)	250	274,167
Series A, 5.00%, 08/01/39 (Call 08/01/24)	2,790	3,158,808
Series C, 3.00%, 08/01/44 (Call 08/01/29)	250	268,075
Series D, 0.00%, 08/01/26(a)	545	517,527
Chabot-Las Positas Community College District GO
4.00%, 08/01/33 (Call 08/01/26)	1,000	1,156,070
4.00%, 08/01/34 (Call 08/01/26)	1,000	1,152,954
5.00%, 08/01/24 (Call 08/01/23)	115	126,878
Series 2016, 5.00%, 08/01/27 (Call 08/01/23)	500	551,415
Series 2016, 5.00%, 08/01/29 (Call 08/01/23)	1,500	1,653,900
Series 2016, 5.00%, 08/01/31 (Call 08/01/23)	2,800	3,085,995
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,290	1,476,197
Series A, 4.00%, 08/01/47 (Call 08/01/27)	1,000	1,137,134
Chaffey Community College District GO, Series A, 5.00%, 06/01/48 (Call 06/01/28)	1,000	1,219,743
Chaffey Joint Union High School District GO, Series B, 4.00%, 08/01/44 (Call 02/01/25)	500	545,250
Chino Basin Regional Financing Authority RB, Series B, 4.00%, 11/01/25 (Call 08/01/25)	3,120	3,575,870
City & County of San Francisco CA GO
Series R1, 5.00%, 06/15/24 (Call 06/15/23)	150	164,785
Series R1, 5.00%, 06/15/25	1,315	1,560,181
Series R1, 5.00%, 06/15/26 (Call 06/15/23)	550	603,738
Series R1, 5.00%, 06/15/31 (Call 06/15/28)	1,500	1,927,474
Series R-1, 5.00%, 06/15/21	400	400,713
Series R-1, 5.00%, 06/15/22	1,660	1,744,471
City of Long Beach CA Harbor Revenue RB
Series A, 5.00%, 05/15/44 (Call 05/15/29)	2,000	2,533,630
Series C, 4.00%, 07/15/21	430	432,011
Series C, 5.00%, 05/15/47 (Call 05/15/27)	1,500	1,814,234
City of Los Angeles CA Wastewater System Revenue RB
Series A, 4.00%, 06/01/42 (Call 06/01/27)	500	576,961
Series A, 5.00%, 06/01/21	390	390,000
Series A, 5.00%, 06/01/35 (Call 06/01/23)	2,450	2,669,064
Series A, 5.00%, 06/01/43 (Call 06/01/23)	1,435	1,566,622
Series A, 5.00%, 06/01/43 (Call 06/01/28)	1,000	1,248,289
Series B, 5.00%, 06/01/22	250	262,300
Series B, 5.00%, 06/01/23	735	805,514
Series B, 5.00%, 06/01/24 (Call 06/01/22)	950	996,055
Series B, 5.00%, 06/01/27	250	315,028
Series B, 5.00%, 06/01/30 (Call 06/01/22)	170	177,978
Series B, 5.00%, 06/01/31 (Call 06/01/22)	3,930	4,113,631
Series B, 5.00%, 06/01/32 (Call 06/01/22)	500	523,260
Series C, 5.00%, 06/01/45 (Call 06/01/25)	915	1,051,082

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
City of Los Angeles Department of Airports RB
5.00%, 05/15/48 (Call 05/15/29)	$1,000	$1,249,553
Series A, 5.00%, 05/15/26	1,000	1,219,846
Series A, 5.00%, 05/15/32 (Call 11/15/29)	1,070	1,407,134
Series A, 5.00%, 05/15/39 (Call 11/15/29)	3,430	4,424,854
Series B, 4.00%, 05/15/40 (Call 05/15/30)	1,000	1,204,043
Series B, 5.00%, 05/15/25	1,135	1,339,816
Series B, 5.00%, 05/15/32 (Call 05/15/30)	1,000	1,332,826
Series B, 5.00%, 05/15/35 (Call 05/15/22)	500	523,358
Series B, 5.00%, 05/15/35 (Call 05/15/31)	2,100	2,824,441
Series B, 5.00%, 05/15/42 (Call 05/15/27)	2,000	2,470,267
Series B, 5.00%, 05/15/45 (Call 05/15/31)	2,705	3,525,023
Series B, 5.00%, 05/15/48 (Call 05/15/31)	450	584,482
Series C, 5.00%, 05/15/25	500	590,227
Series C, 5.00%, 05/15/38 (Call 05/15/25)	1,750	2,038,798
Series E, 5.00%, 05/15/44 (Call 11/15/28)	1,500	1,894,523
City of Riverside CA Electric Revenue RB, Series A, 5.00%, 10/01/36 (Call 04/01/29)	1,025	1,314,737
City of Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/40 (Call 08/01/25)	500	583,871
City of Sacramento CA Transient Occupancy Tax Revenue RB, Series A, 5.00%, 06/01/43 (Call 06/01/28)	1,000	1,197,934
City of Sacramento CA Water Revenue RB, 5.00%, 09/01/42 (PR 09/01/23)	2,380	2,641,137
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/30 (Call 11/01/26)	1,035	1,212,781
4.00%, 11/01/36 (Call 11/01/26)	2,500	2,895,802
5.00%, 11/01/21	540	550,984
5.00%, 11/01/22	1,500	1,604,023
5.00%, 11/01/24	1,985	2,299,049
5.00%, 11/01/25 (Call 05/01/25)	1,200	1,414,178
5.00%, 11/01/27 (Call 11/01/26)	1,925	2,376,315
5.00%, 11/01/29 (Call 11/01/26)	1,405	1,725,144
5.00%, 11/01/31 (Call 11/01/26)	1,945	2,380,075
5.00%, 11/01/32 (Call 05/01/25)	1,000	1,167,012
5.00%, 11/01/34 (Call 11/01/26)	1,695	2,064,099
5.00%, 11/01/36 (Call 05/01/25)	800	929,229
Series A, 4.00%, 11/01/39 (PR 05/01/22)	460	476,556
Series A, 4.00%, 11/01/41 (PR 05/01/22)	740	766,634
Series A, 5.00%, 11/01/30 (PR 11/01/21)	500	510,241
Series A, 5.00%, 11/01/32 (PR 05/01/22)	1,525	1,593,818
Series A, 5.00%, 11/01/33 (Call 11/01/26)	1,835	2,237,844
Series A, 5.00%, 11/01/33 (PR 05/01/22)	1,000	1,045,126
Series A, 5.00%, 11/01/37 (PR 11/01/21)	1,000	1,020,482
Series A, 5.00%, 11/01/37 (PR 05/01/22)	780	815,199
Series A, 5.00%, 11/01/41 (PR 11/01/21)	700	714,338
Series A, 5.00%, 11/01/43 (PR 05/01/22)	1,105	1,154,865
Series A, 5.00%, 11/01/50 (Call 11/01/30)	3,500	4,554,163
Series B, 5.00%, 11/01/50 (Call 11/01/27)	3,500	4,375,245
Series C, 4.00%, 11/01/50 (Call 11/01/30)	750	895,932
Series D, 5.00%, 11/01/33 (Call 11/01/27)	1,000	1,258,513
City of San Jose CA GO
Series A-1, 5.00%, 09/01/45 (Call 03/01/29)	2,650	3,329,348
Series C, 5.00%, 09/01/28	370	482,834
Series C, 5.00%, 09/01/34 (Call 03/01/29)	850	1,092,697
Clovis Unified School District GO, Series D, 4.00%, 08/01/40 (Call 08/01/25)	250	277,731
Coast Community College District GO 0.00%, 08/01/34 (Call 08/01/25)(a)	500	332,531
	Par
Security	(000)	Value

California (continued)
4.00%, 08/01/32 (Call 08/01/25)	$2,500	$2,878,094
5.00%, 08/01/29 (PR 08/15/25)	4,905	5,851,179
5.00%, 08/01/31 (Call 08/01/25)	2,335	2,785,424
Series A, 4.00%, 08/01/38 (PR 08/01/23)	1,500	1,626,076
Series A, 5.00%, 08/01/24 (Call 08/01/23)	565	624,397
Series A, 5.00%, 08/01/38 (PR 08/01/23)	1,860	2,056,524
Series B, 0.00%, 08/01/27 (AGM)(a)	320	300,723
Series B, 0.00%, 08/01/28(a)	150	137,872
Series D, 4.00%, 08/01/42 (Call 08/01/27)	500	579,504
Series F, 0.00%, 08/01/43 (Call 08/01/29)(a)	1,000	540,908
Series F, 3.00%, 08/01/39 (Call 02/01/29)	2,460	2,681,136
Contra Costa Community College District GO
5.00%, 08/01/38 (PR 08/01/23)	3,475	3,842,161
Series 2014-A, 4.00%, 08/01/39 (Call 08/01/24)	1,250	1,375,876
Series B2, 4.00%, 08/01/21	225	226,451
Series B2, 4.00%, 08/01/22	1,425	1,490,131
County of Los Angeles CA RB, Series A, 4.00%, 06/30/21	1,000	1,003,165
County of Sacramento CA Airport System Revenue RB
Series A, 5.00%, 07/01/41 (Call 07/01/26)	1,000	1,198,271
Series B, 5.00%, 07/01/38 (Call 07/01/28)	1,000	1,241,304
Series B, 5.00%, 07/01/41 (Call 07/01/26)	800	955,986
County of Santa Clara CA GO
Series B, 4.00%, 08/01/39 (Call 08/01/22)	250	259,539
Series C, 4.00%, 08/01/38 (Call 08/01/27)	750	877,315
Cucamonga Valley Water District RB
Series A, 5.38%, 09/01/35 (Call 09/01/21) (AGM)	70	70,912
Series A, 5.38%, 09/01/35 (PR 09/01/21) (AGM)	180	182,346
Desert Community College District GO
4.00%, 08/01/39 (Call 08/01/27)	500	575,494
5.00%, 08/01/37 (Call 02/01/26)	1,000	1,181,321
Desert Sands Unified School District GO, Series 2014, 4.00%, 08/01/44 (Call 08/01/27)	1,000	1,141,323
East Bay Municipal Utility District Water System Revenue RB
Series 2014-B, 5.00%, 06/01/24	850	971,267
Series A, 5.00%, 06/01/27 (Call 06/01/25)	1,000	1,183,107
Series A, 5.00%, 06/01/28 (Call 06/01/25)	250	295,122
Series A, 5.00%, 06/01/29 (Call 06/01/25)	300	353,884
Series A, 5.00%, 06/01/35 (Call 06/01/25)	540	634,175
Series A, 5.00%, 06/01/42 (Call 06/01/27)	1,075	1,331,625
Series A, 5.00%, 06/01/45 (Call 06/01/27)	1,000	1,239,445
Series A, 5.00%, 06/01/49 (Call 06/01/29)	750	951,747
Series B, 5.00%, 06/01/21	1,055	1,055,000
Series B, 5.00%, 06/01/22	205	215,086
Series B,5.00%, 06/01/23	1,435	1,574,490
Series B, 5.00%, 06/01/25	325	385,079
Series B, 5.00%, 06/01/29 (Call 06/01/27)	2,200	2,763,552
Series B, 5.00%, 06/01/33 (Call 06/01/27)	1,000	1,245,908
Series C, 4.00%, 06/01/45 (Call 06/01/25)	2,410	2,710,675
Eastern Municipal Water District Financing Authority RB
Series A, 4.00%, 07/01/38 (Call 07/01/30)	2,310	2,829,866
Series A, 5.00%, 07/01/36 (Call 07/01/30)	3,000	3,994,405
Series D, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,238,750
El Camino Community College District Foundation (The) GO
Series 2012-A, 4.00%, 08/01/45 (Call 08/01/26)	500	559,417
Series C, 0.00%, 08/01/32(a)	700	579,644
Series C, 0.00%, 08/01/33(a)	125	100,884
Series C, 0.00%, 08/01/34(a)	2,050	1,611,444

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
El Dorado Irrigation District RB, Series A, 5.00%, 03/01/34 (PR 03/01/24) (AGM)	$250	$283,007
Elk Grove Unified School District GO, 4.00%, 08/01/46 (Call 08/01/26)	2,000	2,272,315
Escondido Union High School District GO
0.00%, 08/01/37 (AGC)(a)	190	136,905
Series C, 0.00%, 08/01/46(a)	985	502,071
Series C, 0.00%, 08/01/51(a)	1,155	533,415
Foothill-De Anza Community College District GO
4.00%, 08/01/40 (Call 08/01/26)	3,960	4,516,303
Series A, 3.00%, 08/01/40 (Call 08/01/31)	5,160	5,831,473
Series C, 5.00%, 08/01/36 (PR 08/01/21)	370	373,001
Series C, 5.00%, 08/01/40 (PR 08/01/21)	2,020	2,036,383
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/15/33(a)	750	577,178
0.00%, 01/15/34 (AGM)(a)	3,500	2,652,810
0.00%, 01/15/35 (AGM)(a)	300	220,689
Series A, 0.00%, 01/01/23 (ETM)(a)	225	224,326
Series A, 0.00%, 01/15/23 (AGM)(a)	500	493,900
Series A, 0.00%, 01/01/25 (ETM)(a)	880	865,950
Series A, 0.00%, 01/01/26 (ETM)(a)	1,165	1,133,465
Series A, 0.00%, 01/01/28 (ETM)(a)	440	412,585
Series A, 0.00%, 01/01/29 (ETM)(a)	500	460,103
Series A, 0.00%, 01/01/30 (ETM) (AGC-ICC, AGM-CR)(a)	320	288,779
Series A, 0.00%, 01/15/36 (AGM)(a)	1,490	1,063,700
Series A, 0.00%, 01/15/37 (AGM)(a)	3,000	2,073,914
Series A, 4.00%, 01/15/46 (Call 01/15/31)	7,500	8,885,960
Series A, 5.00%, 01/15/42 (Call 01/15/24) (AGM)	3,000	3,321,949
Series A, 6.00%, 01/15/49 (PR 01/15/24)	2,445	2,815,301
Series A, 6.00%, 01/15/53 (PR 01/15/24)	3,745	4,312,189
Series B-1, 3.95%, 01/15/53 (Call 07/15/27)	1,200	1,353,130
Fremont Unified School District/Alameda County CA GO, Series D, 3.00%, 08/01/21	900	904,301
Fremont Union High School District GO
4.00%, 08/01/40 (Call 08/01/24)	1,950	2,146,673
Series A, 4.00%, 08/01/46 (Call 08/01/27)	5,405	6,274,513
Series A, 5.00%, 08/01/44 (Call 08/01/27)	1,000	1,231,516
Fresno Unified School District GO, Series G, 0.00%, 08/01/41 (Call 02/01/22)(a)	500	126,263
Glendale Unified School District/CA GO, Series B, 4.00%, 09/01/41 (Call 09/01/25)	350	386,707
Grossmont Union High School District GO, 0.00%, 08/01/24 (NPFGC)(a)	140	137,705
Grossmont-Cuyamaca Community College District GO, Series B, 4.00%, 08/01/47 (Call 08/01/28)	1,000	1,158,836
Hayward Area Recreation & Park District GO, Series A, 4.00%, 08/01/46 (Call 08/01/27)	1,000	1,122,363
Hayward Unified School District GO, Series A, 4.00%, 08/01/48 (Call 08/01/28) (BAM)	1,000	1,149,869
Imperial Irrigation District Electric System Revenue RB, Series B-1, 5.00%, 11/01/46 (Call 11/01/26)	500	598,921
Irvine Ranch Water District SA, 5.25%, 02/01/46 (Call 08/01/26)	1,000	1,221,022
Long Beach Community College District GO Series B, 0.00%, 08/01/49 (Call 08/01/42)(a)	250	234,433
Series B, 5.00%, 08/01/39 (PR 08/01/22)	2,120	2,241,315
Series C, 4.00%, 08/01/22	865	904,536
Series C, 4.00%, 08/01/45 (Call 08/01/28)	400	464,043
Series C, 4.00%, 08/01/49 (Call 08/01/28)	300	346,761
	Par
Security	(000)	Value

California (continued)
Long Beach Unified School District GO
Series B, 3.00%, 08/01/48 (Call 08/01/29)	$650	$695,000
Series B, 3.00%, 08/01/50 (Call 08/01/29)	3,345	3,557,782
Series B, 4.00%, 08/01/45 (Call 08/01/29)	500	585,092
Series B, 5.00%, 08/01/22	2,000	2,114,918
Series D-1, 0.00%, 08/01/33 (Call 02/01/25)(a)	1,750	1,189,344
Series D-1, 0.00%, 08/01/39 (Call 02/01/25)(a)	200	103,084
Los Angeles Community College District/CA GO
Series A, 4.00%, 08/01/32 (PR 08/01/24)	1,100	1,231,023
Series A, 5.00%, 08/01/21	1,850	1,864,964
Series A, 5.00%, 08/01/23	835	922,590
Series A, 5.00%, 08/01/25 (PR 08/01/24)	1,260	1,449,785
Series A, 5.00%, 08/01/27 (PR 08/01/24)	235	270,396
Series A, 5.00%, 08/01/28 (PR 08/01/24)	470	540,793
Series A, 5.00%, 08/01/29 (PR 08/01/24)	4,505	5,183,558
Series A, 5.00%, 08/01/30 (PR 08/01/24)	4,765	5,482,720
Series A, 5.00%, 08/01/31 (PR 08/01/24)	525	604,077
Series B-1, 5.00%, 08/01/21	5,865	5,912,143
Series C, 5.00%, 08/01/21	200	201,618
Series C, 5.00%, 08/01/22	745	787,626
Series C, 5.00%, 08/01/25	345	411,771
Series C, 5.00%, 06/01/26	2,395	2,932,233
Series K, 3.00%, 08/01/39 (Call 08/01/26)	855	923,276
Series K, 4.00%, 08/01/34 (Call 08/01/26)	1,000	1,167,793
Series K, 4.00%, 08/01/36 (Call 08/01/26)	3,185	3,710,207
Series K, 4.00%, 08/01/38 (Call 08/01/26)	460	534,060
Los Angeles County Facilities Inc. RB
Series A, 4.00%, 12/01/48 (Call 12/01/28)	500	578,358
Series A, 5.00%, 12/01/43 (Call 12/01/28)	1,000	1,250,212
Los Angeles County Metropolitan Transportation Authority RB
Series A, 4.00%, 06/01/35 (Call 06/01/30)	930	1,149,171
Series A, 4.00%, 06/01/37 (Call 06/01/30)	1,250	1,534,198
Series A, 5.00%, 06/01/21	550	550,000
Series A, 5.00%, 07/01/21	560	562,226
Series A, 5.00%, 07/01/23	770	848,156
Series A, 5.00%,06/01/24	1,475	1,686,372
Series A, 5.00%, 07/01/24	1,945	2,232,070
Series A, 5.00%, 06/01/25	1,045	1,238,177
Series A, 5.00%, 07/01/28 (Call 07/01/27)	175	220,903
Series A, 5.00%, 06/01/30	1,500	2,025,710
Series A, 5.00%, 06/01/31 (Call 06/01/30)	2,000	2,688,472
Series A, 5.00%, 06/01/32 (Call 06/01/26)	1,660	2,019,515
Series A, 5.00%, 06/01/32 (Call 06/01/30)	2,500	3,350,782
Series A, 5.00%, 07/01/32 (Call 07/01/23)	295	323,708
Series A, 5.00%, 06/01/33 (Call 06/01/30)	3,010	4,021,129
Series A, 5.00%, 06/01/34 (Call 06/01/27)	1,000	1,246,570
Series A, 5.00%, 06/01/36 (Call 06/01/30)	2,750	3,646,259
Series A, 5.00%, 07/01/37 (Call 07/01/27)	1,000	1,245,066
Series A, 5.00%, 07/01/38 (Call 07/01/27)	1,390	1,727,658
Series A, 5.00%, 07/01/39 (Call 07/01/27)	2,890	3,585,746
Series A, 5.00%, 07/01/40 (Call 07/01/27)	2,175	2,696,534
Series A, 5.00%, 07/01/42 (Call 07/01/27)	2,400	2,970,679
Series A, 5.00%, 07/01/44 (Call 07/01/28)	2,000	2,509,546
Series A, 5.00%, 07/01/46 (Call 07/01/31)	1,490	1,976,785
Los Angeles County Public Works Financing Authority RB
4.00%, 08/01/37 (Call 08/01/22)	170	176,393
5.00%, 08/01/42 (Call 08/01/22)	500	527,036
Series A, 5.00%, 12/01/39 (Call 12/01/24)	500	572,172
Series D, 4.00%, 12/01/40 (Call 12/01/25)	1,895	2,111,781

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
Series D, 5.00%, 12/01/45 (Call 12/01/25)	$535	$627,127
Series E-1, 5.00%, 12/01/44 (Call 12/01/29)	1,000	1,279,637
Los Angeles County Sanitation Districts Financing
Authority RB
Series A, 4.00%, 10/01/42 (Call 10/01/26)	850	935,942
Series A, 5.00%, 10/01/34 (Call 10/01/25)	500	590,963
Los Angeles Department of Water & Power Power System Revenue RB
Series A, 5.00%, 07/01/21	900	903,571
Series A, 5.00%, 07/01/22 (Call 07/01/21)	1,210	1,214,796
Series A, 5.00%, 07/01/22 (PR 07/01/21)	5	5,020
Series A, 5.00%, 07/01/23 (Call 01/01/23)	370	398,394
Series A, 5.00%, 07/01/24 (Call 01/01/23)	1,045	1,124,847
Series A, 5.00%, 07/01/28 (Call 01/01/25)	1,290	1,498,912
Series A, 5.00%, 07/01/32 (Call 01/01/25)	855	989,495
Series A, 5.00%, 07/01/42 (Call 01/01/27)	695	848,300
Series A, 5.00%, 07/01/46 (Call 01/01/26)	1,000	1,180,559
Series B, 5.00%, 07/01/23	195	214,664
Series B, 5.00%, 01/01/24 (Call 12/01/23)	200	224,338
Series B, 5.00%, 07/01/30 (Call 07/01/23)	500	548,767
Series B, 5.00%, 07/01/31 (Call 07/01/23)	955	1,047,515
Series B, 5.00%, 07/01/32 (Call 01/01/29)	1,760	2,269,207
Series B, 5.00%, 07/01/42 (Call 01/01/26)	2,230	2,643,655
Series B, 5.00%, 07/01/43 (Call 07/01/22)	3,650	3,831,363
Series B, 5.00%, 07/01/43 (Call 01/01/24)	940	1,045,563
Series C, 5.00%, 07/01/23	100	110,084
Series C, 5.00%, 07/01/26 (Call 07/01/24)	2,000	2,289,195
Series C, 5.00%, 07/01/49 (Call 07/01/29)	1,500	1,913,844
Series D, 5.00%, 07/01/35 (Call 07/01/24)	1,550	1,766,418
Series D, 5.00%, 07/01/44 (Call 07/01/24)	500	566,517
Series E, 5.00%, 07/01/44 (Call 07/01/24)	500	566,517
Los Angeles Department of Water & Power RB
Series A, 5.00%, 07/01/27	2,450	3,095,965
Series A, 5.00%, 07/01/29	1,500	1,989,428
Series B, 5.00%, 07/01/39 (Call 07/01/30)	2,350	3,094,837
Series B, 5.00%, 07/01/40 (Call 07/01/30)	2,500	3,286,290
Series D, 5.00%, 07/01/32 (Call 07/01/29)	1,000	1,307,630
Series D, 5.00%, 07/01/37 (Call 07/01/29)	4,865	6,317,095
Series D, 5.00%, 07/01/49 (Call 07/01/29)	1,500	1,913,844
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/27 (Call 01/01/23)	875	940,697
Series A, 5.00%, 07/01/28 (Call 01/01/28)	975	1,244,138
Series A, 5.00%, 07/01/30 (Call 01/01/25)	1,000	1,159,623
Series A, 5.00%, 07/01/34 (Call 01/01/25)	625	721,869
Series A, 5.00%, 07/01/37 (Call 01/01/28)	500	623,626
Series A, 5.00%, 07/01/45 (Call 01/01/29)	1,510	1,909,317
Series A, 5.00%, 07/01/47 (Call 01/01/27)	1,000	1,218,416
Series B, 5.00%, 01/01/22 (Call 12/01/21)	2,740	2,807,097
Series B, 5.00%, 07/01/23	1,500	1,651,258
Series B, 5.00%, 07/01/24 (Call 07/01/23)	1,025	1,128,134
Series B, 5.00%, 07/01/25 (Call 06/01/25)	1,495	1,770,708
Series B, 5.00%, 07/01/26 (Call 06/01/26)	640	782,852
Series B, 5.00%, 07/01/28 (Call 07/01/23)	1,000	1,098,194
Series B, 5.00%, 07/01/29 (Call 07/01/23)	585	642,315
Series C, 5.00%, 07/01/25 (Call 07/01/24)	1,010	1,156,715
Series C, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,237,417
Series D, 5.00%, 07/01/39 (Call 07/01/24)	3,700	4,200,742
Series E, 5.00%, 07/01/23	585	643,991
	Par
Security	(000)	Value

California (continued)
Los Angeles Department of Water & Power Water System Revenue RB
Series A, 5.00%, 07/01/48 (Call 01/01/28)	$1,000	$1,232,475
Series A, 5.00%, 07/01/50 (Call 07/01/30)	2,275	2,945,181
Series B, 5.00%, 07/01/43 (Call 07/01/28)	2,425	3,048,411
Series C, 5.00%, 07/01/36 (Call 07/01/30)	2,500	3,318,534
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/38 (Call 01/01/26)	1,330	1,584,632
Series A, 5.00%, 07/01/41 (Call 01/01/27)	2,000	2,449,122
Series A, 5.00%, 07/01/43 (Call 07/01/22)	1,250	1,312,669
Series A, 5.00%, 07/01/44 (Call 01/01/27)	2,000	2,446,358
Series A, 5.00%, 07/01/46 (Call 01/01/26)	5,000	5,912,652
Series B, 5.00%, 07/01/23	290	319,500
Series B, 5.00%, 07/01/24 (Call 07/01/23)	2,415	2,660,126
Series B, 5.00%, 07/01/27 (Call 07/01/23)	520	571,863
Series B, 5.00%, 07/01/28 (Call 07/01/23)	585	642,959
Series B, 5.00%, 07/01/30 (Call 07/01/23)	8,000	8,787,312
Series B, 5.00%, 07/01/33 (Call 07/01/23)	500	548,437
Series B, 5.00%, 07/01/43 (Call 07/01/22)	1,060	1,113,144
Series B, 5.00%, 07/01/46 (Call 01/01/26)	250	295,633
Los Angeles Unified School District/CA GO
Series 2008-A, 5.00%, 07/01/25 (Call 07/01/21)	500	501,973
Series A, 5.00%, 07/01/21	1,000	1,003,951
Series A, 5.00%, 07/01/22	2,300	2,421,753
Series A, 5.00%, 07/01/23	3,560	3,918,200
Series A, 5.00%, 07/01/24	3,620	4,145,850
Series A,5.00%,07/01/25	5,045	5,983,643
Series A, 5.00%, 07/01/26	4,075	4,988,132
Series A, 5.00%, 07/01/26 (Call 07/01/21)	2,500	2,509,863
Series A, 5.00%, 07/01/27	3,500	4,408,497
Series A, 5.00%, 07/01/28	2,750	3,552,186
Series A, 5.00%, 07/01/28 (Call 07/01/21)	2,375	2,384,370
Series A, 5.00%, 07/01/29	1,850	2,446,843
Series A, 5.00%, 07/01/29 (Call 07/01/25)	1,000	1,180,262
Series A, 5.00%, 07/01/30 (Call 07/01/21)	500	501,973
Series A, 5.00%, 07/01/31 (Call 07/01/21)	1,000	1,003,945
Series A, 5.00%, 07/01/40 (Call 07/01/25)	4,000	4,659,326
Series A-2, 5.00%, 07/01/21	1,530	1,536,045
Series B, 5.00%, 07/01/21	400	401,580
Series B, 5.00%, 07/01/30 (Call 07/01/26)	1,000	1,218,468
Series B-1, 4.00%, 07/01/24	740	824,805
Series B-1, 5.00%, 07/01/21	480	481,896
Series B-1, 5.00%, 07/01/30 (Call 01/01/28)	500	631,592
Series B-1, 5.00%, 07/01/31 (Call 01/01/28)	500	629,438
Series B-1, 5.00%, 07/01/33 (Call 01/01/28)	2,000	2,507,303
Series B-1, 5.00%, 07/01/37 (Call 01/01/28)	1,000	1,244,378
Series B-1, 5.25%, 07/01/42 (Call 01/01/28)	2,000	2,504,683
Series C, 3.00%, 07/01/38 (Call 07/01/30)	1,000	1,103,875
Series C, 4.00%, 07/01/31 (Call 07/01/30)	1,500	1,883,092
Series C, 4.00%, 07/01/40 (Call 07/01/30)	1,750	2,112,815
Series C, 5.00%, 07/01/21	500	501,976
Series C, 5.00%, 07/01/25 (Call 07/01/24)	1,000	1,144,598
Series C, 5.00%, 07/01/26 (Call 07/01/24)	460	525,751
Series C, 5.00%, 07/01/27 (Call 07/01/24)	1,800	2,054,899
Series C, 5.00%, 07/01/30 (Call 07/01/24)	750	853,975
Series RYQ, 4.00%, 07/01/37 (Call 07/01/30)	3,500	4,274,980
Series RYQ, 4.00%, 07/01/38 (Call 07/01/30)	2,500	3,041,187
Series RYQ, 4.00%, 07/01/40 (Call 07/01/30)	1,200	1,448,787
Series RYQ, 4.00%, 07/01/44 (Call 07/01/30)	6,225	7,441,465
Series RYQ, 5.00%, 07/01/28	1,000	1,291,704

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
Marin Community College District GO, Series B, 4.00%, 08/01/40 (Call 02/01/27)	$2,400	$2,758,781
Mendocino-Lake Community College District GO Series B, 0.00%, 08/01/46 (PR 08/01/21) (AGM)(a)	250	38,250
Series B, 0.00%, 08/01/51 (AGM)(a)	250	104,869
Menlo Park City School District GO, 0.00%, 07/01/44 (Call 07/01/32)(a)	435	466,312
Merced Union High School District GO, Series C, 0.00%, 08/01/46 (PR 08/01/21)(a)	1,000	167,728
Mesa Water District COP, 5.00%, 03/15/50 (Call 03/15/30)	4,380	5,579,131
Metropolitan Water District of Southern California RB
Series A, 2.25%, 07/01/24	395	418,071
Series A, 2.50%, 07/01/26	230	250,814
Series A,5.00%,07/01/22	2,980	3,138,753
Series A, 5.00%, 07/01/24	1,000	1,145,928
Series A, 5.00%, 07/01/26	1,000	1,227,464
Series A, 5.00%, 07/01/27	790	997,752
Series A, 5.00%, 07/01/28 (Call 07/01/25)	500	591,243
Series A, 5.00%, 10/01/29 (Call 04/01/22)	1,700	1,768,067
Series A, 5.00%, 07/01/30 (Call 01/01/26)	1,000	1,196,944
Series A, 5.00%, 07/01/31 (Call 01/01/29)	1,075	1,400,508
Series A, 5.00%, 07/01/34 (Call 01/01/29)	2,000	2,586,820
Series A, 5.00%, 07/01/40 (Call 07/01/25)	250	291,208
Series A, 5.00%, 10/01/45 (Call 10/01/29)	1,085	1,404,372
Series A, 5.00%, 10/01/49 (Call 10/01/29)	4,550	5,865,147
Series B, 5.00%, 08/01/21 (Call 07/01/21)	1,830	1,837,276
Series B, 5.00%, 08/01/22 (Call 07/01/22)	500	526,617
Series B, 5.00%, 08/01/23 (Call 07/01/23)	800	880,495
Series B, 5.00%, 08/01/24 (Call 07/01/24)	1,080	1,237,602
Series C, 5.00%, 10/01/27	975	1,243,835
Series C, 5.00%, 07/01/38 (Call 07/01/30)	3,000	3,972,742
Series E, 5.00%, 07/01/23	220	242,330
Series G, 5.00%, 07/01/28 (Call 07/01/22)	720	757,952
Series K, 5.00%, 07/01/25	395	469,552
Miracosta Community College District GO, Series B, 4.00%, 08/01/45 (Call 08/01/30)	3,000	3,613,292
Mount Diablo Unified School District/CA GO
Series A, 0.00%, 08/01/35 (Call 08/01/25) (AGM)(a)	400	441,555
Series E, 5.00%, 06/01/37 (Call 08/01/22)	2,000	2,106,214
Mount San Antonio Community College District GO
Series A, 0.00%, 08/01/28 (Call 02/01/28)(a)	1,000	1,179,596
Series A, 0.00%, 08/01/43 (Call 08/01/35)(a)	2,235	2,534,016
Series A, 4.00%, 08/01/49 (Call 08/01/29)	1,750	2,051,032
Mountain View-Whisman School District GO, Series B, 4.00%, 09/01/42 (PR 09/01/26)	250	295,543
Municipal Improvement Corp. of Los Angeles RB
Series B, 4.00%, 11/01/34 (Call 11/01/26)	1,200	1,384,285
Series B, 5.00%, 11/01/24	375	434,052
Series B, 5.00%, 11/01/29 (Call 11/01/26)	1,340	1,634,175
Series B, 5.00%, 11/01/30 (Call 11/01/26)	500	608,879
Series B, 5.00%, 11/01/32 (Call 11/01/26)	1,055	1,280,376
Newport Mesa Unified School District GO
0.00%, 08/01/23 (NPFGC)(a)	1,050	1,044,270
0.00%, 08/01/34(a)	750	604,354
0.00%, 08/01/36(a)	1,915	1,468,308
0.00%, 08/01/38(a)	500	363,262
0.00%, 08/01/44 (Call 08/01/27)(a)	1,000	458,356
0.00%, 08/01/46 (PR 08/01/21)(a)	1,000	166,118
Norman Y Mineta San Jose International Airport SJC RB, Series B, 5.00%, 03/01/47 (Call 03/01/27)	2,000	2,430,074
	Par
Security	(000)	Value

California (continued)
North Orange County Community College District/CA GO, Series B, 4.00%, 08/01/44 (Call 08/01/29)	$4,000	$4,687,098
Ohlone Community College District GO, Series C, 4.00%, 08/01/45 (Call 08/01/26)	1,250	1,398,542
Orange County Local Transportation Authority RB
5.00%, 02/15/25	1,110	1,299,580
5.00%, 02/15/30 (Call 02/15/29)	500	650,121
5.00%, 02/15/41 (Call 02/15/29)	500	634,509
Orange County Sanitation District COP, Series A, 5.00%, 08/15/21 (Call 08/01/21)	350	352,813
Orange County Water District COP, Series A, 2.00%, 08/15/23 (Call 02/15/23)	7,300	7,519,791
Orange County Water District RB
Series A, 4.00%, 08/15/41 (Call 02/15/27)	1,255	1,441,150
Series C, 5.00%, 08/15/25	175	208,825
Palomar Community College District GO
4.00%, 08/01/45 (Call 08/01/27)	1,615	1,840,267
Series C, 4.00%, 08/01/40 (Call 08/01/25)	250	275,804
Series D, 4.00%, 08/01/46 (Call 08/01/27)	1,070	1,218,295
Placentia-Yorba Linda Unified School District GO
Series D, 0.00%, 08/01/40(a)	500	332,072
Series D, 0.00%, 08/01/42(a)	200	124,654
Series D, 0.00%, 08/01/46(a)	1,300	680,452
Port of Los Angeles RB
Series B, 5.00%, 08/01/26	2,010	2,458,535
Series B, 5.00%, 08/01/44 (Call 08/01/24)	1,100	1,239,835
Series C, 4.00%, 08/01/39 (Call 08/01/26)	1,000	1,134,319
Poway Unified School District GO
0.00%, 08/01/33(a)	250	200,073
0.00%, 08/01/35(a)	500	380,280
0.00%, 08/01/36(a)	1,000	738,479
0.00%, 08/01/38(a)	755	525,710
0.00%, 08/01/46(a)	3,450	1,717,006
Series A, 0.00%, 08/01/31(a)	790	665,277
Series A, 0.00%, 08/01/32(a)	380	312,236
Series B, 0.00%, 08/01/34(a)	500	389,463
Rio Hondo Community College District/CA GO, Series C, 0.00%, 08/01/42 (Call 08/01/34)(a)	4,170	5,620,431
Riverside County Public Financing Authority RB, Series B, 5.25%, 11/01/45 (Call 11/01/25)	500	593,584
Riverside County Transportation Commission RB
Series A, 5.00%, 06/01/39 (Call 06/01/27)	410	507,174
Series A, 5.25%, 06/01/39 (PR 06/01/23)	1,450	1,597,418
Series A, 5.75%, 06/01/48 (Call 06/01/23)	1,000	1,088,062
Series B, 0.00%, 06/01/41(a)	2,500	1,426,418
Series B, 5.00%, 06/01/24	685	780,515
Series B, 5.00%, 06/01/32 (Call 12/01/27)	310	392,724
Series B, 5.00%, 06/01/37 (Call 12/01/27)	1,000	1,260,876
Series B, 5.00%, 06/01/38 (Call 12/01/27)	1,080	1,359,267
Series B, 5.00%, 06/01/39 (Call 12/01/27)	1,000	1,256,182
Riverside Unified School District GO, Series B, 4.00%, 08/01/42 (Call 08/01/27)	1,000	1,159,008
Sacramento Area Flood Control Agency SA, Series A, 5.00%, 10/01/47 (Call 10/01/26)	1,000	1,194,867
Sacramento City Financing Authority RB, Series E, 5.25%, 12/01/30 (AMBAC)	650	846,538
Sacramento County Sanitation Districts Financing
Authority RB
5.00%, 12/01/28	1,000	1,309,277
5.00%, 12/01/33 (Call 12/01/31)	270	374,016

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
Series A, 5.00%, 12/01/27	$750	$960,496
Series A, 5.00%, 12/01/41 (Call 12/01/30)	2,520	3,333,634
Series A, 5.00%, 12/01/44 (Call 06/01/24)	1,000	1,125,995
Series A, 5.00%, 12/01/50 (Call 12/01/30)	875	1,141,529
Sacramento Municipal Utility District RB
Series A, 5.00%, 08/15/41 (Call 08/15/23)	3,100	3,401,077
Series A, VRDN,5.00%, 08/15/49 (Put 04/20/23)(b)(c)	3,245	3,529,256
Series B, VRDN,5.00%, 08/15/49 (Put 04/18/25)(b)(c)	1,000	1,173,227
Series D, 5.00%, 08/15/22	325	344,210
Series E, 5.00%, 08/15/21	500	504,994
Series E, 5.00%, 08/15/23	450	497,689
Series E, 5.00%, 08/15/24	500	575,051
Series F,5.00%,08/15/22	135	142,979
Series F, 5.00%, 08/15/23	1,000	1,105,977
Series G, 5.00%, 08/15/30 (Call 08/15/29)	1,000	1,318,581
Series G, 5.00%, 08/15/39 (Call 08/15/29)	1,000	1,290,334
Series H, 4.00%, 08/15/40 (Call 08/15/30)	1,275	1,551,880
Series H, 4.00%, 08/15/45 (Call 08/15/30)	2,875	3,445,847
Series H, 5.00%, 08/15/50 (Call 08/15/30)	3,000	3,894,377
Series K, 5.25%, 07/01/24 (AMBAC)	250	270,403
Series X, 5.00%, 08/15/21	150	151,498
Series X, 5.00%, 08/15/26 (Call 08/15/21)	2,500	2,524,760
Series X, 5.00%, 08/15/28 (Call 08/15/21)	175	176,693
Series X, 5.00%, 08/15/28 (PR 08/15/21)	60	60,590
San Bernardino Community College District GO, Series A, 4.00%, 08/01/44 (Call 08/01/27)	500	575,737
San Diego Association of Governments RB
5.00%, 11/15/24 (Call 11/15/23)	1,500	1,673,960
5.00%, 11/15/26 (Call 11/15/25)	2,350	2,805,015
San Diego Association of Governments South Bay Expressway Revenue RB, Series A, 5.00%, 07/01/42 (Call 07/01/27)	3,000	3,612,996
San Diego Community College District GO
4.00%, 08/01/32 (Call 08/01/26)	500	579,756
5.00%, 08/01/22	100	105,734
5.00%, 08/01/23 (PR 08/01/22)	1,070	1,131,230
5.00%, 08/01/24	500	574,575
5.00%, 08/01/27 (Call 08/01/26)	500	615,297
5.00%, 08/01/28 (Call 08/01/26)	530	650,695
5.00%, 08/01/28 (PR 08/01/22)	770	814,063
5.00%, 08/01/30 (Call 08/01/26)	650	793,197
5.00%, 08/01/30 (PR 08/01/23)	250	276,414
5.00%, 08/01/31 (Call 08/01/26)	2,035	2,482,159
5.00%, 08/01/41 (Call 08/01/26)	500	600,848
5.00%, 08/01/41 (PR 08/01/21)	210	211,703
5.00%, 08/01/43 (PR 08/01/23)	9,995	11,051,050
San Diego County Regional Airport Authority RB
Series A, 5.00%, 07/01/35 (Call 07/01/29)	1,500	1,910,059
Series A, 5.00%, 07/01/39 (Call 07/01/29)	2,000	2,522,166
Series A, 5.00%, 07/01/42 (Call 07/01/27)	1,000	1,223,879
Series A, 5.00%, 07/01/43 (Call 07/01/23)	255	278,195
Series A, 5.00%, 07/01/44 (Call 07/01/29)	400	499,214
Series A, 5.00%, 07/01/49 (Call 07/01/29)	400	496,198
San Diego County Regional Transportation Commission RB
Series A, 4.00%, 04/01/48 (Call 04/01/30)	4,275	5,063,163
Series A, 5.00%, 04/01/22	500	520,449
Series A, 5.00%, 10/01/22	1,500	1,597,757
Series A, 5.00%, 04/01/41 (Call 04/01/26)	2,000	2,392,258
Series A, 5.00%, 04/01/42 (PR 04/01/22)	1,500	1,561,518
Series A, 5.00%, 04/01/48 (Call 04/01/26)	1,115	1,324,370
	Par
Security	(000)	Value

California (continued)
Series A, 5.00%, 04/01/48 (PR 04/01/22)	$4,500	$4,684,555
Series A, 5.00%, 04/01/48 (PR 04/01/24)	400	454,409
Series B, 5.00%, 04/01/48 (Call 04/01/31)	3,000	3,912,120
San Diego County Water Authority RB
5.00%, 05/01/24	1,135	1,293,115
5.00%, 05/01/25	1,250	1,476,846
5.00%, 05/01/31 (PR 11/01/22)	605	647,053
5.00%, 05/01/34 (PR 11/01/22)	500	534,755
Series S1, 5.00%, 05/01/28 (Call 03/15/28)	4,000	5,146,968
San Diego Public Facilities Financing Authority RB
5.00%, 05/15/22	650	680,621
5.00%, 05/15/23	985	1,078,864
5.00%, 05/15/25	1,000	1,184,783
Series A, 4.00%, 08/01/45 (Call 08/01/30)	2,130	2,547,389
Series A, 5.00%, 05/15/29 (Call 05/15/26)	500	608,281
Series A, 5.00%, 08/01/43 (Call 08/01/28)	500	627,157
Series A, 5.00%, 10/15/44 (Call 10/15/25)	1,000	1,164,566
Series B, 5.00%, 08/01/23	165	182,308
Series B, 5.00%, 08/01/25	250	297,584
San Diego Public Facilities Financing Authority Water Revenue RB
Series B, 5.00%, 08/01/24	1,000	1,149,150
Series B, 5.00%, 08/01/27 (Call 08/01/26)	1,500	1,836,440
San Diego Unified School District/CA GO
Series A, 5.00%, 07/01/21	3,000	3,011,927
Series C, 0.00%, 07/01/30(a)	840	738,356
Series C, 0.00%, 07/01/35(a)	300	233,143
Series C, 0.00%, 07/01/36(a)	1,240	937,089
Series C, 0.00%, 07/01/38(a)	1,930	1,379,126
Series C, 0.00%, 07/01/39(a)	1,100	763,502
Series C, 0.00%, 07/01/42(a)	215	136,291
Series C, 0.00%, 07/01/45(a)	2,780	1,605,830
Series C, 0.00%, 07/01/46(a)	500	280,621
Series C, 0.00%, 07/01/47(a)	1,100	599,691
Series C, 0.00%, 07/01/47 (Call 07/01/40)(a)	780	870,068
Series C, 0.00%, 07/01/48 (Call 07/01/40)(a)	1,100	1,224,463
Series C, 5.00%, 07/01/35 (Call 07/01/23)	2,450	2,686,266
Series D-2, 3.00%, 07/01/39 (Call 07/01/30)	1,030	1,138,583
Series D-2, 5.00%, 07/01/22	1,560	1,643,106
Series E, 0.00%, 07/01/32(a)	690	578,086
Series E, 0.00%, 07/01/42(a)	1,340	1,272,492
Series E, 0.00%, 07/01/47 (Call 07/01/42)(a)	3,025	2,933,500
Series E, 0.00%, 07/01/49(a)	4,000	2,052,746
Series F, 5.00%, 07/01/40 (Call 07/01/25)	2,365	2,769,355
Series G, 0.00%, 07/01/38 (PR 01/01/24)(a)	1,000	446,751
Series I, 4.00%, 07/01/47 (Call 07/01/27)	2,000	2,308,426
Series I, 5.00%, 07/01/41 (Call 07/01/27)	1,000	1,237,473
Series L, 4.00%, 07/01/44 (Call 07/01/29)	2,000	2,370,548
Series L, 4.00%, 07/01/49 (Call 07/01/29)	1,000	1,177,922
Series M-2, 3.00%, 07/01/50 (Call 07/01/30)	2,000	2,148,912
Series R-1, 0.00%, 07/01/31(a)	1,795	1,538,649
Series R-2, 0.00%, 07/01/40(a)	800	944,145
Series R-2, 0.00%, 07/01/41 (Call 07/01/40)(a)	450	514,838
Series R-3, 5.00%, 07/01/21	2,025	2,033,051
Series R-3, 5.00%, 07/01/23	100	110,040
Series R-4, 5.00%, 07/01/24	325	372,102
Series R-4, 5.00%, 07/01/26 (Call 07/01/25)	400	473,707
Series R-4, 5.00%, 07/01/28 (Call 07/01/25)	180	212,687
Series SENIOR-1, 4.00%, 07/01/31 (Call 07/01/26)	500	578,297

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
San Dieguito Union High School District GO
Series A-2, 4.00%, 08/01/38 (PR 08/01/23)	$250	$271,013
Series B-2, 4.00%, 02/01/40 (Call 08/01/25)	200	220,759
San Francisco Bay Area Rapid Transit District GO
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,000	1,161,581
Series A, 5.00%, 08/01/47 (Call 08/01/27)	2,515	3,130,086
Series B-1, 3.00%, 08/01/49 (Call 08/01/29)	3,700	3,977,013
Series B-1, 4.00%, 08/01/44 (Call 08/01/29)	1,000	1,200,407
Series C, 5.00%, 08/01/37 (PR 08/01/23)	1,925	2,128,391
Series C-1, 3.00%, 08/01/36 (Call 08/01/29)	1,275	1,420,460
Series C-1, 4.00%, 08/01/35 (Call 08/01/29)	1,000	1,230,058
Series D, 4.00%, 08/01/33 (Call 08/01/25)	2,250	2,553,183
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
Series A, 3.00%, 07/01/44 (Call 07/01/27)	1,200	1,271,804
Series A, 4.00%, 07/01/37 (Call 07/01/27)	1,000	1,167,849
Series A, 5.00%, 07/01/36 (PR 07/01/22)	505	531,547
San Francisco City & County Airport Commission San Francisco International Airport RB
Second Series, 5.00%, 05/01/26 (Call 05/01/22)	1,100	1,148,148
Series A, 5.00%, 05/01/22	365	381,299
Series A, 5.00%, 05/01/26	1,000	1,218,371
Series B, 5.00%, 05/01/32 (Call 05/01/31)	350	474,870
Series B, 5.00%, 05/01/34 (Call 05/01/31)	2,200	2,964,531
Series B, 5.00%, 05/01/43 (Call 05/01/23)	250	270,993
Series B, 5.00%, 05/01/44 (Call 05/01/24)	2,770	3,114,440
Series B, 5.00%, 05/01/47 (Call 05/01/27)	1,500	1,830,438
Series C, 5.00%, 05/01/46 (Call 05/01/26)	1,850	2,207,490
Series C, 5.00%, 05/01/49 (Call 05/01/29)	500	621,808
Series D, 5.00%, 05/01/24	1,025	1,165,861
Series D, 5.00%, 05/01/25	250	294,727
Series E, 5.00%, 05/01/48 (Call 05/01/28)	2,000	2,471,453
Series F, 5.00%, 05/01/50 (Call 05/01/29)	745	925,508
San Francisco City & County Airport Comm-San Francisco International Airport RB, Series B, 4.00%, 05/01/37 (Call 05/01/30)	4,000	4,839,084
San Francisco City & County Public Utilities Commission
Wastewater Revenue RB
Series A, 4.00%, 10/01/43 (Call 04/01/28)	1,000	1,161,787
Series B, 4.00%, 10/01/39 (Call 10/01/22)	950	991,108
Series B, 4.00%, 10/01/42 (Call 10/01/22)	2,175	2,264,224
Series B, 5.00%, 10/01/43 (Call 04/01/28)	1,000	1,236,722
Series C, VRDN,2.13%, 10/01/48 (Put 04/01/23)(b)(c)	2,070	2,139,759
San Francisco County Transportation Authority RB
4.00%, 02/01/25	2,020	2,289,971
4.00%, 02/01/26	1,400	1,631,244
San Francisco Municipal Transportation Agency RB
4.00%, 03/01/46 (Call 03/01/27)	740	837,932
Series C, 4.00%, 03/01/51 (Call 03/01/31)	2,400	2,862,228
San Joaquin County Transportation Authority RB, 4.00%, 03/01/41 (Call 03/01/27)	500	564,541
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/22 (ETM)(a)	220	219,834
0.00%, 01/01/23 (ETM)(a)	450	448,651
0.00%, 01/01/26 (ETM)(a)	280	271,924
0.00%, 01/01/28 (ETM)(a)	750	698,681
Series A, 0.00%, 01/15/26 (NPFGC)(a)	400	374,771
Series A, 5.00%, 01/15/34 (Call 01/15/25)	750	854,124
Series A, 5.00%, 01/15/44 (Call 01/15/25)	8,000	9,049,918
Series A, 5.00%, 01/15/50 (Call 01/15/25)	3,750	4,216,524
	Par
Security	(000)	Value

California (continued)
San Jose Evergreen Community College District GO,
Series C, 4.00%, 09/01/40 (PR 09/01/24)	$2,500	$2,805,595
San Jose Financing Authority RB, Series A, 5.00%,
06/01/39 (PR 06/01/23)	1,010	1,107,651
San Jose Unified School District GO
Series C, 0.00%, 08/01/30 (NPFGC)(a)	3,150	2,764,277
Series C, 0.00%, 06/01/31 (NPFGC)(a)	400	343,421
San Juan Unified School District GO, Series N, 4.00%,
08/01/29 (Call 08/01/26)	5,000	5,805,567
San Marcos Unified School District GO
0.00%, 08/01/28(a)	655	597,346
Series B, 0.00%, 08/01/38(a)	565	390,748
Series B, 0.00%, 08/01/47(a)	500	259,624
Series B, 0.00%, 08/01/51(a)	1,500	684,544
Series C, 5.00%, 08/01/40 (PR 02/01/24)	480	542,350
San Mateo County Community College District GO
Series A, 0.00%, 09/01/21 (NPFGC)(a)	430	429,880
Series A, 5.00%, 09/01/45 (PR 09/01/25)	500	597,462
Series B, 0.00%, 09/01/26 (NPFGC)(a)	300	288,538
Series B, 0.00%, 09/01/32 (NPFGC)(a)	2,020	1,697,838
Series B, 0.00%, 09/01/35 (NPFGC)(a)	1,380	1,077,423
Series B, 5.00%, 09/01/45 (Call 09/01/28)	3,100	3,931,386
San Mateo Foster City Public Financing Authority RB
4.00%, 08/01/44 (Call 08/01/29)	430	508,891
5.00%, 08/01/49 (Call 08/01/29)	880	1,126,609
San Mateo Foster City School District/CA GO, 0.00%, 08/01/42 (Call 08/01/31)(a)	2,235	2,525,487
San Mateo Union High School District GO
Series A, 0.00%, 09/01/33(a)	500	515,655
Series A, 0.00%, 09/01/41 (Call 09/01/36)(a)	1,610	1,905,670
Series A, 0.00%, 07/01/51 (Call 09/01/41)(a)	1,755	1,708,413
Santa Barbara Secondary High School District GO, Series A, 0.00%, 08/01/40(a)	555	343,517
Santa Clara Unified School District GO
4.00%, 07/01/48 (Call 07/01/26)	4,500	5,171,407
5.00%, 07/01/21	3,000	3,011,927
Santa Clara Valley Water District RB
Series A, 5.00%, 06/01/41 (Call 12/01/25)	2,825	3,331,309
Series A, 5.00%, 06/01/46 (Call 12/01/25)	1,410	1,662,706
Santa Clarita Community College District GO, 3.00%, 08/01/49 (Call 08/01/28)	1,660	1,751,925
Santa Monica Community College District GO
Series A, 4.00%, 08/01/39 (Call 08/01/28)	565	668,522
Series A, 4.00%, 08/01/47 (Call 08/01/28)	700	818,403
Series A, 5.00%, 08/01/43 (Call 08/01/28)	3,590	4,489,043
Series B, 4.00%, 08/01/44 (PR 08/01/24)	1,000	1,119,112
Santa Monica-Malibu Unified School District GO 3.00%, 08/01/49 (Call 08/01/27)	1,500	1,590,029
Series D, 5.00%, 08/01/43 (PR 08/01/23)	1,200	1,326,789
Silicon Valley Clean Water RB, Series A, 3.00%, 03/01/24
(Call 09/01/23)	2,135	2,263,265
South San Francisco Unified School District GO, Series C, 4.00%, 09/01/37 (Call 09/01/25)	1,000	1,125,296
Southern California Public Power Authority RB
Series A, 4.00%, 07/01/21	725	727,293
Series A, 5.00%, 07/01/22	250	263,262
Series A, 5.00%, 04/01/24 (Call 01/01/24)	4,000	4,492,036
Series A, 5.00%, 07/01/30 (Call 01/01/24)	1,000	1,115,034
Series C, 5.00%, 07/01/26 (Call 01/01/25)	650	756,780

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
Southern California Water Replenishment District RB
4.00%, 08/01/45 (Call 08/01/25)	$1,000	$1,097,420
5.00%, 08/01/41 (Call 08/01/25)	1,000	1,167,742
Southwestern Community College District GO
Series A, 4.00%, 08/01/47 (Call 08/01/27)	2,000	2,275,526
Series C, 0.00%, 08/01/41(a)	650	410,103
Series C, 0.00%, 08/01/46(a)	1,000	497,566
Series D, 5.00%, 08/01/44 (PR 08/01/25)	500	595,565
State of California Department of Water Resources Power Supply Revenue RB, Series O, 5.00%, 05/01/22	4,515	4,718,746
State of California Department of Water Resources RB
4.00%, 12/01/34 (Call 06/01/31)	2,000	2,540,231
5.00%, 12/01/28	1,000	1,314,387
Series AS, 5.00%, 12/01/21	785	804,223
Series AS, 5.00%, 12/01/22	1,695	1,819,645
Series AS, 5.00%, 12/01/22 (ETM)	10	10,720
Series AS, 5.00%, 12/01/23	250	280,355
Series AS, 5.00%, 12/01/25 (Call 12/01/24)	2,280	2,652,885
Series AS, 5.00%, 12/01/26 (PR 12/01/24)	1,055	1,230,588
Series AS, 5.00%, 12/01/27 (PR 12/01/24)	4,040	4,712,395
Series AS, 5.00%, 12/01/29 (PR 12/01/24)	4,325	5,044,829
Series AW, 4.00%, 12/01/35 (Call 12/01/26)	1,000	1,157,519
Series AW, 5.00%, 12/01/21	635	650,550
Series AW, 5.00%, 12/01/28 (Call 12/01/26)	1,040	1,288,820
Series AW, 5.00%, 12/01/33 (PR 12/01/26)	825	1,026,564
Series AX, 5.00%, 12/01/21	200	204,898
Series AX, 5.00%, 12/01/22	500	536,769
Series AX, 5.00%, 12/01/24	1,265	1,475,740
Series BA, 5.00%, 12/01/32 (Call 06/01/29)	2,500	3,279,841
Series BB, 5.00%, 12/01/22	1,110	1,191,626
Series BB, 5.00%, 12/01/26	1,750	2,182,653
Series BB, 5.00%, 12/01/28	2,010	2,641,919
Series BB, 5.00%, 12/01/33 (Call 12/01/30)	2,010	2,738,165
State of California GO
2.00%, 11/01/22	1,950	2,002,870
2.38%, 12/01/43 (Call 12/01/30)	925	936,112
3.00%, 12/01/22	400	417,447
3.00%, 10/01/32 (Call 04/01/23)	820	846,269
3.00%, 10/01/34 (Call 10/01/29)	1,865	2,100,305
3.00%, 10/01/35 (Call 10/01/29)	1,850	2,079,188
3.00%, 10/01/37 (Call 10/01/29)	1,365	1,509,741
3.00%, 03/01/46 (Call 03/01/30)	1,000	1,075,567
3.00%, 03/01/50 (Call 03/01/30)	505	540,705
3.00%, 11/01/50 (Call 11/01/30)	1,500	1,612,213
4.00%, 05/01/23	1,050	1,127,409
4.00%, 03/01/24	1,500	1,656,304
4.00%, 04/01/24	1,155	1,278,689
4.00%, 10/01/24	3,000	3,371,354
4.00%, 03/01/25	475	540,095
4.00%, 11/01/25	235	272,048
4.00%, 09/01/28 (Call 09/01/26)	1,450	1,699,338
4.00%, 09/01/33 (Call 09/01/26)	3,560	4,137,593
4.00%, 09/01/34 (Call 09/01/26)	800	928,656
4.00%, 11/01/34 (Call 11/01/27)	1,800	2,133,118
4.00%, 03/01/36 (Call 03/01/30)	7,000	8,549,185
4.00%, 09/01/36 (Call 09/01/26)	2,000	2,314,532
4.00%, 10/01/36 (Call 10/01/29)	4,125	5,010,316
4.00%, 09/01/37 (Call 09/01/26)	3,505	4,048,831
4.00%, 11/01/37 (Call 11/01/27)	2,000	2,360,139
4.00%, 03/01/38 (Call 03/01/30)	1,000	1,211,824
	Par
Security	(000)	Value

California (continued)
4.00%, 11/01/38 (Call 11/01/30)	$1,500	$1,837,149
4.00%, 10/01/39 (Call 10/01/29)	1,500	1,806,202
4.00%, 03/01/40 (Call 03/01/30)	2,195	2,644,165
4.00%, 10/01/44 (Call 10/01/29)	5,170	6,147,564
4.00%, 11/01/44 (Call 11/01/24)	975	1,077,002
4.00%, 03/01/45 (Call 03/01/25)	500	554,969
4.00%, 08/01/45 (Call 08/01/25)	250	280,366
4.00%, 03/01/46 (Call 03/01/30)	1,960	2,329,903
4.00%, 11/01/47 (Call 11/01/27)	1,500	1,743,066
4.00%, 11/01/50 (Call 11/01/25)	2,425	2,728,377
5.00%, 09/01/21	6,650	6,730,970
5.00%, 10/01/21	530	538,628
5.00%, 11/01/21	2,500	2,550,960
5.00%, 02/01/22	2,600	2,685,179
5.00%, 04/01/22	1,750	1,821,721
5.00%, 08/01/22	1,315	1,390,240
5.00%, 09/01/22	1,000	1,061,267
5.00%, 10/01/22	10,020	10,674,412
5.00%, 11/01/22	2,000	2,138,993
5.00%, 12/01/22	1,835	1,969,941
5.00%, 08/01/23	955	1,054,738
5.00%, 09/01/23	3,470	3,845,595
5.00%, 10/01/23	1,300	1,445,635
5.00%, 11/01/23	1,375	1,534,222
5.00%, 12/01/23	500	559,776
5.00%, 02/01/24 (Call 02/01/22)	370	382,147
5.00%, 03/01/24	150	169,738
5.00%, 08/01/24	750	862,376
5.00%, 09/01/24	1,030	1,187,990
5.00%, 10/01/24	2,455	2,840,242
5.00%, 11/01/24	1,910	2,216,429
5.00%, 12/01/24 (Call 12/01/23)	2,275	2,543,946
5.00%, 02/01/25 (Call 02/01/23)	1,000	1,080,371
5.00%, 03/01/25	250	293,565
5.00%, 04/01/25	2,700	3,179,697
5.00%, 08/01/25	2,910	3,466,535
5.00%, 09/01/25 (Call 09/01/23)	3,450	3,818,483
5.00%, 10/01/25	1,550	1,856,915
5.00%, 10/01/25 (Call 10/01/24)	1,110	1,280,578
5.00%, 11/01/25	1,100	1,321,501
5.00%, 11/01/25 (Call 11/01/23)	300	334,276
5.00%, 12/01/25 (Call 12/01/23)	1,000	1,117,952
5.00%, 03/01/26 (Call 03/01/25)	1,250	1,465,783
5.00%, 04/01/26	2,935	3,571,246
5.00%, 08/01/26	5,460	6,712,776
5.00%, 08/01/26 (Call 08/01/25)	1,775	2,110,412
5.00%, 10/01/26	2,000	2,471,221
5.00%, 10/01/26 (Call 10/01/24)	750	864,715
5.00%, 10/01/26 (Call 04/01/26)	2,250	2,736,550
5.00%, 02/01/27 (Call 02/01/23)	1,835	1,981,518
5.00%, 03/01/27 (Call 03/01/25)	1,105	1,294,398
5.00%, 04/01/27	1,000	1,250,347
5.00%, 08/01/27	1,685	2,125,923
5.00%, 08/01/27 (Call 08/01/25)	525	623,488
5.00%, 08/01/27 (Call 08/01/26)	500	613,863
5.00%, 09/01/27 (Call 09/01/21)	500	506,117
5.00%, 09/01/27 (Call 09/01/26)	3,490	4,295,450
5.00%, 10/01/27	2,265	2,870,177
5.00%, 10/01/27 (Call 04/01/23)	450	488,857
5.00%, 11/01/27	470	596,859

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
5.00%, 11/01/27 (Call 11/01/23)	$700	$779,257
5.00%, 04/01/28	2,000	2,557,191
5.00%, 08/01/28 (Call 08/01/25)	1,000	1,186,685
5.00%, 08/01/28 (Call 08/01/26)	7,110	8,688,500
5.00%, 08/01/28 (Call 08/01/27)	2,385	2,992,740
5.00%, 09/01/28 (Call 09/01/26)	2,190	2,682,698
5.00%, 10/01/28	750	970,111
5.00%, 11/01/28	3,960	5,131,732
5.00%, 11/01/28 (Call 11/01/27)	1,630	2,058,332
5.00%, 02/01/29 (Call 02/01/23)	1,000	1,079,497
5.00%, 04/01/29	4,375	5,720,685
5.00%, 08/01/29 (Call 08/01/27)	1,000	1,252,923
5.00%, 09/01/29 (Call 09/01/26)	2,600	3,184,938
5.00%, 10/01/29	1,500	1,981,711
5.00%, 10/01/29 (Call 04/01/23)	6,550	7,113,062
5.00%, 10/01/29 (Call 04/01/26)	750	905,000
5.00%, 11/01/29 (Call 11/01/27)	4,980	6,279,501
5.00%, 12/01/29	1,390	1,842,502
5.00%, 04/01/30.	350	466,918
5.00%, 04/01/30 (Call 04/01/29)	1,000	1,303,850
5.00%, 08/01/30 (Call 08/01/27)	610	763,344
5.00%, 08/01/30 (Call 08/01/28)	1,000	1,288,588
5.00%, 09/01/30 (Call 09/01/21)	2,800	2,834,256
5.00%, 11/01/30 (Call 11/01/23)	2,000	2,223,882
5.00%, 11/01/30 (Call 11/01/27)	4,680	5,897,880
5.00%, 02/01/31 (Call 02/01/22)	500	516,039
5.00%, 03/01/31 (Call 03/01/25)	3,000	3,492,250
5.00%, 03/01/31 (Call 03/01/30)	1,000	1,327,689
5.00%, 09/01/31 (Call 09/01/21)	1,500	1,518,352
5.00%, 09/01/31 (Call 09/01/26)	2,000	2,447,636
5.00%, 10/01/31 (Call 10/01/24)	2,825	3,246,942
5.00%, 11/01/31 (Call 11/01/23)	2,080	2,313,371
5.00%, 11/01/31 (Call 11/01/27)	1,000	1,260,118
5.00%, 11/01/31 (Call 11/01/28)	1,000	1,296,947
5.00%, 11/01/31 (Call 11/01/30)	4,000	5,392,528
5.00%, 02/01/32 (Call 02/01/22)	1,500	1,548,014
5.00%, 03/01/32 (Call 03/01/30)	2,500	3,308,440
5.00%, 04/01/32	4,000	5,542,582
5.00%, 05/01/32 (Call 05/01/24)	2,000	2,261,726
5.00%, 09/01/32 (Call 09/01/26)	3,000	3,669,717
5.00%, 10/01/32 (Call 10/01/24)	1,000	1,149,001
5.00%, 10/01/32 (Call 10/01/29)	1,000	1,316,666
5.00%, 12/01/32 (Call 06/01/26)	500	606,090
5.00%, 02/01/33 (Call 02/01/22)	1,000	1,031,736
5.00%, 02/01/33 (Call 02/01/23)	2,000	2,154,457
5.00%, 03/01/33 (Call 03/01/30)	2,500	3,298,149
5.00%, 04/01/33 (Call 04/01/24)	1,210	1,363,435
5.00%, 04/01/33 (Call 04/01/29)	840	1,089,809
5.00%, 08/01/33 (Call 08/01/24)	3,000	3,422,913
5.00%, 09/01/33 (Call 09/01/23)	1,635	1,804,173
5.00%, 09/01/33 (Call 09/01/26)	1,500	1,833,991
5.00%, 10/01/33 (Call 04/01/24)	1,395	1,570,631
5.00%, 10/01/33 (Call 10/01/24)	3,185	3,656,145
5.00%, 09/01/34 (Call 09/01/26)	3,935	4,806,620
5.00%, 11/01/34 (Call 11/01/28)	1,000	1,292,367
5.00%, 03/01/35 (Call 03/01/30)	1,500	1,969,052
5.00%, 04/01/35 (Call 04/01/29)	2,000	2,588,558
5.00%, 08/01/35 (Call 08/01/25)	1,565	1,840,858
5.00%, 08/01/35 (Call 08/01/26)	1,920	2,337,527
5.00%, 09/01/35 (Call 09/01/26)	3,985	4,863,094
	Par
Security	(000)	Value

California (continued)
5.00%, 04/01/36 (Call 04/01/24)	$5,000	$5,623,471
5.00%, 08/01/36 (Call 08/01/28)	1,890	2,420,495
5.00%, 09/01/36 (Call 09/01/26)	2,000	2,439,546
5.00%, 11/01/36 (Call 11/01/27)	3,290	4,126,649
5.00%, 08/01/37 (Call 08/01/28)	2,125	2,718,301
5.00%, 10/01/37 (Call 10/01/24)	3,100	3,549,703
5.00%, 11/01/37 (Call 11/01/28)	1,000	1,287,949
5.00%, 02/01/38 (Call 02/01/23)	4,545	4,892,837
5.00%, 08/01/38 (Call 08/01/26)	2,250	2,732,915
5.00%, 10/01/39 (Call 10/01/24)	1,250	1,429,548
5.00%, 10/01/39 (Call 10/01/29)	1,500	1,958,094
5.00%, 09/01/41 (Call 09/01/21)	380	384,649
5.00%, 10/01/41 (Call 10/01/21)	4,950	5,027,738
5.00%, 04/01/42 (Call 04/01/22)	1,470	1,527,346
5.00%, 09/01/42 (Call 09/01/22)	935	989,613
5.00%, 04/01/43 (Call 04/01/23)	1,010	1,094,298
5.00%, 11/01/43 (Call 11/01/23)	4,725	5,241,816
5.00%, 08/01/45 (Call 08/01/25)	3,400	3,970,321
5.00%, 08/01/46 (Call 08/01/26)	1,500	1,815,168
5.00%, 09/01/46 (Call 09/01/26)	1,000	1,213,449
5.00%, 12/01/46 (Call 12/01/30)	2,000	2,594,491
5.00%, 10/01/47 (Call 04/01/26)	2,850	3,408,967
5.00%, 11/01/47 (Call 11/01/27)	800	992,497
5.00%, 10/01/49 (Call 10/01/29)	2,000	2,567,181
5.25%, 09/01/22	2,815	2,996,236
5.25%, 10/01/22	600	641,181
5.25%, 02/01/23	500	542,525
5.25%, 09/01/25 (Call 09/01/21)	750	759,639
5.25%, 09/01/30 (PR 09/01/21)	2,000	2,025,705
5.25%, 09/01/31 (Call 09/01/21)	3,000	3,038,557
5.25%, 08/01/32 (AGM)	1,825	2,573,466
VRDN,4.00%, 12/01/30 (Call 06/01/21)(b)(c)	4,790	4,790,000
Series A, 5.00%, 10/01/21	965	980,710
Series A, 5.00%, 10/01/24	3,525	4,078,148
Series B, 5.00%, 08/01/21	270	272,179
Series B, 5.00%, 09/01/21	1,000	1,012,176
Series B, 5.00%, 09/01/22	1,220	1,294,745
Series B, 5.00%, 08/01/24	815	937,116
Series B, 5.00%, 09/01/24	2,945	3,396,730
Series B,5.00%,09/01/25	1,880	2,245,919
Series B, 5.00%, 08/01/26	2,280	2,803,137
Series B, 5.00%, 09/01/26	790	973,705
Series B, 5.00%, 11/01/29	1,550	2,051,192
Series B, 5.00%, 11/01/31 (Call 11/01/30)	1,000	1,348,132
Series C, 5.00%, 08/01/27 (Call 08/01/26)	55	67,525
Series C, 5.00%, 08/01/32 (Call 02/01/25)	250	289,631
Series C, 5.00%, 08/01/33 (Call 02/01/25)	480	555,524
Sunnyvale Elementary School District GO, 4.00%, 09/01/42 (Call 09/01/25)	500	562,912
Ukiah Unified School District/CA GO, 0.00%, 08/01/28 (NPFGC)(a)	1,000	893,359
University of California RB
Series A, 5.00%, 05/15/41 (Call 05/15/26)	970	1,159,082
Series A, 5.00%, 05/15/44 (Call 05/15/24)	495	556,523
Series AF, 5.00%, 05/15/22	500	523,506
Series AF, 5.00%, 05/15/24 (Call 05/15/23)	675	737,790
Series AF, 5.00%, 05/15/36 (Call 05/15/23)	2,500	2,721,245
Series AF, 5.00%, 05/15/39 (Call 05/15/23)	1,000	1,087,268
Series AI, 5.00%, 05/15/32 (Call 05/15/23)	1,000	1,090,140
Series AI, 5.00%, 05/15/38 (Call 05/15/23)	3,305	3,594,776

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
Series AK, VRDN,5.00%, 05/15/48(b)(c)	$4,465	$4,883,411
Series AM, 5.00%, 05/15/28 (Call 05/15/24)	120	136,313
Series AM, 5.00%, 05/15/44 (PR 05/15/24)	205	233,694
Series AM, 5.25%, 05/15/38 (Call 05/15/24)	5,000	5,684,671
Series AO, 5.00%, 05/15/22	1,420	1,486,756
Series AO, 5.00%, 05/15/23	870	952,545
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	3,015	3,557,769
Series AO, 5.00%, 05/15/28 (Call 05/15/25)	400	471,664
Series AO, 5.00%, 05/15/32 (Call 05/15/25)	3,000	3,523,280
Series AO, 5.00%, 05/15/40 (Call 05/15/25)	1,000	1,162,479
Series AR, 5.00%, 05/15/46 (Call 05/15/26)	2,150	2,558,770
Series AV, 4.00%, 05/15/45 (Call 05/15/27)	500	570,940
Series AV, 5.00%, 05/15/36 (Call 05/15/27)	1,100	1,365,804
Series AV, 5.00%, 05/15/47 (Call 05/15/27)	3,300	4,076,433
Series AV, 5.25%, 05/15/42 (Call 05/15/27)	2,000	2,503,104
Series AV, 5.25%, 05/15/47 (Call 05/15/27)	1,000	1,253,020
Series AY, 5.00%, 05/15/25	300	355,435
Series AY, 5.00%, 05/15/31 (Call 05/15/27)	1,000	1,245,073
Series AY, 5.00%, 05/15/36 (Call 05/15/27)	2,135	2,648,099
Series AY, 5.00%, 05/15/37 (Call 05/15/27)	4,650	5,761,452
Series AZ, 4.00%, 05/15/48 (Call 05/15/28)	500	577,235
Series AZ, 5.00%, 05/15/36 (Call 05/15/28)	750	950,376
Series AZ, 5.00%, 05/15/43 (Call 05/15/28)	3,705	4,633,611
Series AZ, 5.00%, 05/15/48 (Call 05/15/28)	250	311,676
Series AZ, 5.25%, 05/15/58 (Call 05/15/28)	500	629,147
Series BB, 5.00%, 05/15/49 (Call 05/15/29)	2,500	3,158,383
Series BE, 4.00%, 05/15/37 (Call 05/15/30)	1,000	1,217,969
Series BE, 4.00%, 05/15/40 (Call 05/15/30)	665	801,922
Series BE, 4.00%, 05/15/47 (Call 05/15/30)	2,500	2,971,507
Series BE, 4.00%, 05/15/50 (Call 05/15/30)	1,500	1,776,694
Series BE, 5.00%, 05/15/35 (Call 05/15/30)	1,000	1,324,183
Series BE, 5.00%, 05/15/41 (Call 05/15/30)	2,000	2,604,958
Series BH, 3.00%, 05/15/22	100	102,796
Series BH, 4.00%, 05/15/46 (Call 05/15/31)	950	1,147,875
Series BH, 4.00%, 05/15/51 (Call 05/15/31)	3,020	3,627,335
Series G, 5.00%, 05/15/24 (PR 05/15/22)	15	15,698
Series G, 5.00%, 05/15/25 (PR 05/15/22)	485	507,578
Series G, 5.00%, 05/15/26 (PR 05/15/22)	240	251,173
Series G, 5.00%, 05/15/32 (Call 05/15/22)	390	407,681
Series G, 5.00%, 05/15/32 (PR 05/15/22)	335	350,595
Series G, 5.00%, 05/15/37 (Call 05/15/22)	710	742,048
Series G, 5.00%, 05/15/37 (PR 05/15/22)	660	690,725
Series G, 5.00%, 05/15/42 (Call 05/15/22)	3,050	3,184,672
Series I, 5.00%, 05/15/24	290	330,435
Series I, 5.00%, 05/15/28 (Call 05/15/25)	350	411,801
Series I, 5.00%, 05/15/29 (Call 05/15/25)	200	235,229
Series I, 5.00%, 05/15/31 (Call 05/15/25)	2,765	3,241,361
Series I, 5.00%, 05/15/32 (Call 05/15/25)	540	633,033
Series K, 4.00%, 05/15/46 (Call 05/15/26)	3,000	3,359,039
	Par/
	Shares
Security	(000)	Value

California (continued)
Series K, 5.00%, 05/15/35 (Call 05/15/26)	$500	$601,225
Series M, 4.00%, 05/15/47 (Call 05/15/27)	250	284,271
Series M, 5.00%, 05/15/33 (Call 05/15/27)	1,000	1,239,648
Series M, 5.00%, 05/15/47 (Call 05/15/27)	1,500	1,852,924
Series M, 5.00%, 05/15/52 (Call 05/15/27)	250	308,535
Series O, 4.00%, 05/15/29 (Call 05/15/28)	500	604,448
Series O, 5.00%, 05/15/58 (Call 05/15/28)	1,000	1,234,281
Series O, 5.50%, 05/15/58 (Call 05/15/28)	500	635,515
Series Q, 5.00%, 05/15/46 (Call 05/15/31)	7,390	9,665,831
Series S, 5.00%, 05/15/24 (Call 05/15/22)	520	543,830
Series S, 5.00%, 05/15/25 (Call 05/15/22)	515	538,601
Series S, 5.00%, 05/15/26 (Call 05/15/22)	260	271,890
Ventura County Public Financing Authority RB, Series A, 5.00%, 11/01/43 (PR 11/01/22)	500	534,755
West Valley-Mission Community College District GO
Series A, 4.00%, 08/01/22	715	747,681
Series B, 4.00%, 08/01/40 (Call 08/01/25)	250	280,652
William S Hart Union High School District GO
Series A, 0.00%, 08/01/33(a)	560	450,329
Series B, 0.00%, 08/01/34 (AGM)(a)	1,250	982,588
Series C, 0.00%, 08/01/37 (PR 08/01/23)(a)	500	248,231
Series C, 4.00%, 08/01/38 (PR 08/01/23)	500	542,025
		1,819,612,346
Total Municipal Debt Obligations — 98.7%
(Cost: $1,730,777,095)		1,819,612,346

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Liquidity Funds California Money Fund Portfolio, 0.01%(d)(e)	8,664	8,669,427

Total Short-Term Investments — 0.5%
(Cost: $8,669,427)		8,669,427

Total Investments in Securities — 99.2%
(Cost: $1,739,446,522)		1,828,281,773

Other Assets, Less Liabilities — 0.8%		15,399,458

Net Assets — 100.0%		$1,843,681,231

(a)	Zero-coupon bond.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
May 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds California Money Fund Portfolio	$11,563,561	$—	$(2,894,135	)(a)	$7,212	$(7,211)	$8,669,427	8,664	$206	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$1,819,612,346	$—	$1,819,612,346
Money Market Funds	8,669,427	—	—	8,669,427
	$8,669,427	$1,819,612,346	$—	$1,828,281,773

Portfolio Abbreviations - Fixed Income

AGC	Assured Guaranty Corp.	FGIC	Financial Guaranty Insurance Co.
AGC-ICC	Assured Guaranty Corp. – Insured Custody Certificate	GO	General Obligation
AGM	Assured Guaranty Municipal Corp.	NPFGC	National Public Finance Guarantee Corp.
AGM-CR	AGM Insured Custodial Receipt	PR	Prerefunded
AMBAC	Ambac Assurance Corp.	RB	Revenue Bond
BAM	Build America Mutual Assurance Co.
COP	Certificates of Participation
ETM	Escrowed to Maturity